EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	$ 999,234	$ 1,100,716
Additions
Acquisition costs	7,444,306	100,000
Claim staking and license renewal costs	111,130	42,930
Disposal of exploration and evaluation assets	(585)	(77,750)
Impairment of exploration and evaluation assets	(28,604)	(166,662)
Exploration and evaluation assets at end of the year	8,525,481	999,234
Cumulative exploration expense	42,271,457	8,107,439
Cumulative exploration expense at beginning of the year	11,578,347	3,470,908
Assays	5,664,515	1,058,122
Drilling	19,380,369	2,560,406
Environmental studies	395,015
Geophysics	3,632,473	838,235
Imagery and mapping	104,665
Geochemistry		5,330
Office and general	514,553	48,343
Property taxes, mining leases and rent	59,997	52,029
Petrography	7,996
Reclamation	336,515	163,598
Salaries and consulting	6,569,291	1,955,718
Supplies and equipment	3,957,009	967,089
Technical reports	877,020
Travel and accommodations	762,014	225,749
Trenching	87,575	263,500
Exploration cost recovery	(77,550)	(30,680)
Cumulative exploration expense	42,271,457	8,107,439
Cumulative exploration expense at end of the year	53,849,804	11,578,347
Newfoundland
Additions
Impairment of exploration and evaluation assets	0	(10,000)
Queensway
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	685,930	658,700
Additions
Acquisition costs	7,444,306	75,000
Claim staking and license renewal costs	106,530	37,230
Disposal of exploration and evaluation assets	(585)	(75,000)
Impairment of exploration and evaluation assets		(10,000)
Exploration and evaluation assets at end of the year	8,236,181	685,930
Cumulative exploration expense at beginning of the year	10,245,545	2,633,775
Assays	5,611,068	848,000
Drilling	19,102,621	2,560,406
Environmental studies	395,015
Geophysics	3,257,813	838,235
Imagery and mapping	104,665
Office and general	512,922	47,130
Property taxes, mining leases and rent	59,997	46,217
Reclamation	335,783	163,598
Salaries and consulting	6,391,133	1,801,863
Supplies and equipment	3,893,748	879,816
Technical reports	854,541
Travel and accommodations	742,796	225,550
Trenching	9,860	231,635
Exploration cost recovery	(77,550)	(30,680)
Cumulative exploration expense	41,194,412	7,611,770
Cumulative exploration expense at end of the year	51,439,957	10,245,545
Other.
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	13,100	16,500
Additions
Claim staking and license renewal costs	4,600	2,100
Disposal of exploration and evaluation assets		(2,750)
Impairment of exploration and evaluation assets	0	(2,750)
Exploration and evaluation assets at end of the year	17,700	13,100
Cumulative exploration expense at beginning of the year	45,851
Assays		963
Office and general		499
Salaries and consulting	12,295	37,870
Supplies and equipment	923	6,470
Travel and accommodations	577	49
Cumulative exploration expense	13,795	45,851
Cumulative exploration expense at end of the year	59,646	45,851
Ontario
Exploration and evaluation assets
Exploration and evaluation assets at beginning of the year	300,204	425,516
Additions
Acquisition costs		25,000
Claim staking and license renewal costs		3,600
Impairment of exploration and evaluation assets	(28,604)	(153,912)
Exploration and evaluation assets at end of the year	271,600	300,204
Cumulative exploration expense at beginning of the year	1,286,951	837,133
Assays	53,447	209,159
Drilling	277,748
Geophysics	374,660
Geochemistry		5,330
Office and general	1,631	714
Property taxes, mining leases and rent		5,812
Petrography	7,996
Reclamation	732
Salaries and consulting	165,863	115,985
Supplies and equipment	62,338	80,803
Technical reports	22,479
Travel and accommodations	18,641	150
Trenching	77,715	31,865
Cumulative exploration expense	1,063,250	449,818
Cumulative exploration expense at end of the year	$ 2,350,201	$ 1,286,951